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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number:    028-06538
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ------------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         General Partner of AEW Capital Management, L.P.
         ------------------------------------------------
Phone:   (617) 261-9324
         ------------------------------------------------

Signature, Place, and Date of Signing:


                                Boston, Massachusetts      February 9, 2004
   ------------------------  --------------------------  ---------------------
       [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name

028-01190                    Frank Russell Company
-----------------            ----------------------------


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      3
                                        --------------------

Form 13F Information Table Entry Total: 79
                                        --------------------

Form 13F Information Table Value Total: 5,201,332,000
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:

No.           Form 13 File Number          Name
1             028-06536                    AEW Capital Management, Inc.
2             028-10256                    AEW Management and Advisors, L.P.
3             028-10257                    AEW Investment Group, Inc.


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                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.


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                                                                                                             VOTING AUTHORITY
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                          TITLE OF                VALUE       SH of        INVESTMENT        OTHER
   NAME OF ISSUER          CLASS       CUSIP     (X$1000)    PRN AMT       DISCRETION       MANAGERS     SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp            REIT    00163T109    110,858    2,744,700   Shared-Defined   01 02 03 04    01 02   2,744,700
Apartment Invt & Mgmt        REIT    03748r101     56,954    1,477,800   Shared-Defined   01 02 03 04    01 02   1,477,800
Archstone-Smith Trust        REIT    039583109    211,041    5,510,202   Shared-Defined   01 02 03 04    01 02   5,510,202
Arden Realty                 REIT    039793104     14,711      390,000   Shared-Defined   01 02 03 04    01 02     390,000
Avalon Bay Communities       REIT    053484101    251,397    3,338,600   Shared-Defined   01 02 03 04    01 02   3,338,600
Bedford Property             REIT    076446301      1,421       50,000   Shared-Defined   01 02 03 04    01 02      50,000
Biomed Realty Trust Inc.     REIT    09063H107     21,031      946,900   Shared-Defined   01 02 03 04    01 02     946,900
Borealis Retail REIT         REIT    099722209      4,452      400,000   Shared-Defined   01 02 03 04    01 02     400,000
Boston Properties, Inc.      REIT    101121101    306,775    4,743,700   Shared-Defined   01 02 03 04    01 02   4,743,700
Brookfield Properties        REIT    112900105     84,801    2,267,400   Shared-Defined   01 02 03 04    01 02   2,267,400
Camden Property Trust        REIT    133131102    139,572    2,736,700   Shared-Defined   01 02 03 04    01 02   2,736,700
Capital Automotive REIT      REIT    139733109      8,473      238,500   Shared-Defined   01 02 03 04    01 02     238,500
CarrAmerica Realty           REIT    144418100     31,786      963,200   Shared-Defined   01 02 03 04    01 02     963,200
Catellus Development Corp.   REIT    149113102    255,712    8,356,600   Shared-Defined   01 02 03 04    01 02   8,356,600
Cedar Shopping Centers       REIT    150602209      6,507      455,000   Shared-Defined   01 02 03 04    01 02     455,000
Commercial Net Lease         REIT    202218103      5,601      271,900   Shared-Defined   01 02 03 04    01 02     271,900
Corporate Office
  Properties                 REIT    22002t108     28,478      970,300   Shared-Defined   01 02 03 04    01 02     970,300
Correctional Prop Trust      REIT    22025e104      1,207       41,800   Shared-Defined   01 02 03 04    01 02      41,800
Developers Diversified       REIT    251591103    139,761    3,149,900   Shared-Defined   01 02 03 04    01 02   3,149,900
Duke Realty Corp.            REIT    264411505     46,659    1,366,700   Shared-Defined   01 02 03 04    01 02   1,366,700
Eagle Hospitality
  Properties                 REIT    26959T102      1,288      125,000   Shared-Defined   01 02 03 04    01 02     125,000
Eastgroup Properties         REIT    277276101      8,047      210,000   Shared-Defined   01 02 03 04    01 02     210,000
Entertainment Pptys Tr       REIT    29380T105      6,638      149,000   Shared-Defined   01 02 03 04    01 02     149,000
Equity Lifestyle
  Properties                 REIT    29472R108      1,047       29,300   Shared-Defined   01 02 03 04    01 02      29,300
Equity Office Properties     REIT    294741103    101,081    3,471,200   Shared-Defined   01 02 03 04    01 02   3,471,200
Equity One Inc.              REIT    294752100      3,204      135,000   Shared-Defined   01 02 03 04    01 02     135,000
Equity Residential           REIT    29476L107    224,041    6,192,400   Shared-Defined   01 02 03 04    01 02   6,192,400
Federal Realty Invs Trust    REIT    313747206    121,031    2,343,300   Shared-Defined   01 02 03 04    01 02   2,343,300


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                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.


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                                                                                                             VOTING AUTHORITY
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                          TITLE OF                VALUE       SH of        INVESTMENT        OTHER
   NAME OF ISSUER          CLASS       CUSIP     (X$1000)    PRN AMT       DISCRETION       MANAGERS     SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
First Potomac Realty
  Trust                      REIT    33610F109     21,040      922,800   Shared-Defined   01 02 03 04    01 02     922,800
Gables Residential Trust     REIT    362418105      9,431      263,500   Shared-Defined   01 02 03 04    01 02     263,500
General Growth Prop          REIT    370021107    158,377    4,379,900   Shared-Defined   01 02 03 04    01 02   4,379,900
Glenborough Realty Trust     REIT    37803p105      3,171      149,000   Shared-Defined   01 02 03 04    01 02     149,000
Glimcher Realty Trust        REIT    379302102      7,149      258,000   Shared-Defined   01 02 03 04    01 02     258,000
HRPT Properties Trust        REIT    40426W101     14,883    1,160,000   Shared-Defined   01 02 03 04    01 02   1,160,000
Health Care Pptys Invest
  Inc.                       REIT    421915109      6,756      244,000   Shared-Defined   01 02 03 04    01 02     244,000
Health Care Reit, Inc.       REIT    42217k106        172        4,500   Shared-Defined   01 02 03 04    01 02       4,500
Healthcare Realty Trust,
  Inc.                       REIT    421946104     63,569    1,561,900   Shared-Defined   01 02 03 04    01 02   1,561,900
Heritage Property
  Investment                 REIT    42725M107     11,103      346,000   Shared-Defined   01 02 03 04    01 02     346,000
Highwoods Properties         REIT    431284108     74,618    2,693,800   Shared-Defined   01 02 03 04    01 02   2,693,800
Hilton Hotels Corp.          REIT    432848109     99,999    4,397,500   Shared-Defined   01 02 03 04    01 02   4,397,500
Hospitality Properties       REIT    44106m102     41,428      900,600   Shared-Defined   01 02 03 04    01 02     900,600
Host Marriott Corp.          REIT    44107P104    202,841   11,724,900   Shared-Defined   01 02 03 04    01 02  11,724,900
ISTAR Financial Inc          REIT    45031U101     65,197    1,440,500   Shared-Defined   01 02 03 04    01 02   1,440,500
Inland Real Estate Corp.     REIT    457461200      2,565      160,800   Shared-Defined   01 02 03 04    01 02     160,800
Kilroy Realty Corp.          REIT    49427f108     72,812    1,703,200   Shared-Defined   01 02 03 04    01 02   1,703,200
Kimco Realty Corp.           REIT    49446r109     75,320    1,298,850   Shared-Defined   01 02 03 04    01 02   1,298,850
Kite Realty Group            REIT    49803T102     15,172      992,900   Shared-Defined   01 02 03 04    01 02     992,900
Lexington Corporate Pptys    REIT    529043101      5,871      260,000   Shared-Defined   01 02 03 04    01 02     260,000
Liberty Property Trust       REIT    531172104    244,776    5,666,100   Shared-Defined   01 02 03 04    01 02   5,666,100
Macerich Company (the)       REIT    554382101     95,889    1,526,900   Shared-Defined   01 02 03 04    01 02   1,526,900
Mack Cali Realty Corp        REIT    554489104     10,541      229,000   Shared-Defined   01 02 03 04    01 02     229,000
Maguire Properties Inc       REIT    559775101        824       30,000   Shared-Defined   01 02 03 04    01 02      30,000
Mid-America Apartment        REIT    59522j103      5,771      140,000   Shared-Defined   01 02 03 04    01 02     140,000
Municipal Mortgage and
  Equity                     REIT    62624B101      4,082      150,000   Shared-Defined   01 02 03 04    01 02     150,000
New Plan Excel Realty        REIT    648053106      2,843      105,000   Shared-Defined   01 02 03 04    01 02     105,000
Omega Healthcare
  Investors                  REIT    681936100     21,255    1,801,300   Shared-Defined   01 02 03 04    01 02   1,801,300


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                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.


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                                                                                                             VOTING AUTHORITY
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                          TITLE OF                VALUE       SH of        INVESTMENT        OTHER
   NAME OF ISSUER          CLASS       CUSIP     (X$1000)    PRN AMT       DISCRETION       MANAGERS     SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc        REIT    69360j107     42,723      947,300   Shared-Defined   01 02 03 04    01 02     947,300
Pan Pacific Retail           REIT    69806L104     54,952      876,422   Shared-Defined   01 02 03 04    01 02     876,422
Plum Creek Timber Co.        REIT    729251108     15,299      398,000   Shared-Defined   01 02 03 04    01 02     398,000
Prentiss Properties          REIT    740706106    117,572    3,077,800   Shared-Defined   01 02 03 04    01 02   3,077,800
Prologis Trust               REIT    743410102    169,078    3,902,100   Shared-Defined   01 02 03 04    01 02   3,902,100
Provident Senior Living
  (144A)                     REIT    744053109      6,400      400,000   Shared-Defined   01 02 03 04    01 02     400,000
Public Storage Inc.          REIT    74460d109    118,597    2,127,300   Shared-Defined   01 02 03 04    01 02   2,127,300
Ramco Gershenson
  Properties                 REIT    751452202      5,612      174,000   Shared-Defined   01 02 03 04    01 02     174,000
Realty Income Corp           REIT    756109104     12,817      253,400   Shared-Defined   01 02 03 04    01 02     253,400
Regency Centers Corp.        REIT    758849103    178,515    3,222,300   Shared-Defined   01 02 03 04    01 02   3,222,300
Senior Housing Properties
  Trus                       REIT    81721M109     13,300      702,200   Shared-Defined   01 02 03 04    01 02     702,200
Shurgard Storage Ctrs        REIT    82567d104     60,417    1,372,800   Shared-Defined   01 02 03 04    01 02   1,372,800
Simon Property Group         REIT    828806109    369,201    5,709,000   Shared-Defined   01 02 03 04    01 02   5,709,000
Spirit Finance Corp.         REIT    848568309      5,691      449,900   Shared-Defined   01 02 03 04    01 02     449,900
Starwood Hotels & Resorts    REIT    85590A203     60,146    1,029,900   Shared-Defined   01 02 03 04    01 02   1,029,900
Strategic Hotel Capital      REIT    86272T106     18,419    1,116,300   Shared-Defined   01 02 03 04    01 02   1,116,300
Summit Properties            REIT    866239106     19,585      601,500   Shared-Defined   01 02 03 04    01 02     601,500
Sun Communities Inc.         REIT    866674104     13,250      329,200   Shared-Defined   01 02 03 04    01 02     329,200
Tanger Factory Outlets       REIT    875465106      3,810      144,000   Shared-Defined   01 02 03 04    01 02     144,000
Taubman Centers, Inc.        REIT    876664103     83,510    2,788,300   Shared-Defined   01 02 03 04    01 02   2,788,300
Trizec Properties Inc        REIT    89687P107     94,901    5,015,900   Shared-Defined   01 02 03 04    01 02   5,015,900
United Dominion Realty       REIT    910197102     55,447    2,235,770   Shared-Defined   01 02 03 04    01 02   2,235,770
Vornado Realty Trust.        REIT    929042109    151,065    1,984,297   Shared-Defined   01 02 03 04    01 02   1,984,297
Column Totals                                   5,201,332  136,443,741                                         136,443,741
